Risk Management - Claim Development for Short-term Insurance Contracts (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Short-term insurance contracts without impact of reinsurance [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	¥ 175,113
Accumulated claims expenses paid	(156,709)
Unpaid claims expenses	18,404
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2015 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	21,422
Accumulated claims expenses paid	(21,422)
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2015 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	20,497
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2015 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	21,427
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2015 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	21,422
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2015 [member] | 3 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	21,422
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2015 [member] | 4 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	21,422
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2016 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	26,851
Accumulated claims expenses paid	(26,851)
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	27,120
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	27,303
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	26,851
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | 3 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	26,851
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2017 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	34,328
Accumulated claims expenses paid	(34,328)
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	33,926
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	34,845
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	34,328
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2018 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	42,785
Accumulated claims expenses paid	(40,864)
Unpaid claims expenses	1,921
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	40,601
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	42,785
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2019 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	49,727
Accumulated claims expenses paid	(33,244)
Unpaid claims expenses	16,483
Short-term insurance contracts without impact of reinsurance [member] | Short-term insurance contracts, 2019 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	49,727
Short-term insurance contracts with impact of reinsurance [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	173,414
Accumulated claims expenses paid	(155,155)
Unpaid claims expenses	18,259
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2015 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	21,259
Accumulated claims expenses paid	(21,259)
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2015 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	20,359
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2015 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	21,262
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2015 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	21,259
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2015 [member] | 3 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	21,259
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2015 [member] | 4 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	21,259
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2016 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	26,655
Accumulated claims expenses paid	(26,655)
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	26,897
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	27,107
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	26,655
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2016 [member] | 3 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	26,655
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2017 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	34,045
Accumulated claims expenses paid	(34,045)
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	33,700
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	34,560
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2017 [member] | 2 years later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	34,045
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2018 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	42,280
Accumulated claims expenses paid	(40,374)
Unpaid claims expenses	1,906
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	40,157
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2018 [member] | 1 year later [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	42,280
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2019 [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated accumulated claims expenses	49,175
Accumulated claims expenses paid	(32,822)
Unpaid claims expenses	16,353
Short-term insurance contracts with impact of reinsurance [member] | Short-term insurance contracts, 2019 [member] | Not later than one year [member]
Disclosure of financial assets and liabilities and insurance liabilities [line items]
Estimated claims expenses	¥ 49,175